Loans - Carrying amount of acquired loans accounted for pursuant to ASC310-30 by portfolio (Details) - ASC Subtopic 310-30 - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 1,643,718	$ 1,883,556
Less: Allowance for loan losses	(74,039)
Carrying amount, net of allowance	1,569,679
Commercial real estate
Accounts, Notes, Loans and Financing Receivable
Carrying amount	670,566
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Carrying amount	104,756
Mortgages
Accounts, Notes, Loans and Financing Receivable
Carrying amount	856,618
Consumer
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 11,778